Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Subsequent Events
Note 9 - Subsequent Events

Management has evaluated events that occurred subsequent to the end of the reporting period shown herein:

On October 1, 2019 the Company sold 20,000 shares to an accredited investor for $10,000. Included with the purchase was warrants to 20,000 shares at $1.00 per year for two years and warrants to purchase 20,000 shares at $2.00 per year for two years.

On October 9, 2019 the Company issued 18,400 shares for accounting services, 18,000 shares for corporate development, investment advisory and investor relations services and 330,000 shares to a related party for legal services and services as a director of the Company. The shares were valued at $183,200.

On October 9, 2019 the Company issued 380,000 shares upon exercise of warrants to an accredited investor.

On October 11, 2019 the Company issued 6,000 shares upon exercise of warrants to an accredited investor

On October 17, 2019 the Company sold 40,000 shares to an accredited investor for $20,000. Included with the purchase was warrants to purchase 40,000 shares at $1.00 per share for one year.

On October 17, 2019 the Company issued 100,000 shares as additional consideration for a convertible note issued to an accredited investor.

On November 21, 2019 the Company issued 40,000 shares upon exercise of warrants to an accredited investor

On January 6, 2020 the Company issued 333,333 shares to an accredited investor for $50,000. Included with the purchase was a warrant to purchase 151,151 shares at $1.00 per share and a warrant to purchase 151,151 shares at $2.50 per share.

Management has evaluated events that occurred subsequent to the end of the reporting period shown herein:

Effective July 3, 2019 the Company issued 333,333 shares to an accredited investor for $50,000. As part of the investment, the investor was also issued 333,333 warrants to purchase shares of common stock for two years at $.50 per share and 100,000 options to purchase shares of common stock for two years at $.25 per share.

On July 19, 2019 the Company issued 260,000 shares to Michael Mansouri and 260,000 shares to Gianna Wolfe as partial consideration pursuant to the terms sheet to acquire Radiant Images, Inc. (see discussion below).

Effective July 28, 2019 the Company issued 200,000 shares to a related party in consideration for the payment of $50,000 to the Joint Venture, 80,000 shares to an accredited investor in consideration for $20,000 paid on behalf of the Joint Venture, and 22,000 shares to an accredited investor for legal services valued at $11,000.

On August 2, 2019 the investor who acquired a note on January 22, 2019 converted that note to 400,000 shares of common stock.

On August 23, 2019 the Company issued 40,000 shares to an existing investor to replace shares acquired in a previous private placement that were lost.

On September 10, 2019 the Company sold 56,000 shares to an accredited investor for $28,000. Included with the purchase was warrants to 112,000 shares at $1.00 per year for two years and warrants to purchase 112,000 shares at $2.00 per year for two years.

On September 11, 2019 M. Richard Cutler was appointed to the Board of Directors of the Company.

On October 1, 2019 the Company sold 20,000 shares to an accredited investor for $10,000. Included with the purchase was warrants to 20,000 shares at $1.00 per year for two years and warrants to purchase 20,000 shares at $2.50 per year for two years.

On October 9, 2019 the Company issued 18,400 shares for accounting services, 18,000 shares for computer services and 330,000 shares to a related party for legal services and services as a director of the Company. The shares were valued at $183,200.

On October 9, 2019 the Company issued 380,000 shares upon exercise of warrants to an accredited investor.

On October 11, 2019 the Company issued 6,000 shares upon exercise of warrants to an accredited investor.

On October 17, 2019 the Company sold 40,000 shares to an accredited investor for $20,000. Included with the purchase was warrants to purchase 40,000 shares at $1.00 per share for one year.

On October 17, 2019 the Company issued 100,000 shares upon exercise of warrants to an accredited investor.

On October 17, 2019 the Company issued 18,000 shares in consideration for investor relations services.